EMPLOYEE BENEFIT PLANS, Key Employee Incentive Plans (Details) $ in Millions	3 Months Ended				7 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Employees	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)
EMPLOYEE BENEFIT PLANS [Abstract]
Executive key employee incentive plan, number of employee | Employees	10
Executive key employee incentive plan, potential cash award, Ttreshold	$ 3.1
Executive key employee incentive plan, potential cash award, target	6.1
Executive key employee incentive plan, potential cash award, exceed target	$ 12.3
Non-executive key employee incentive plan, number of employee | Employees	183
Non-executive key employee incentive plan, potential cash award, threshold	$ 7.7
Non-executive key employee incentive plan, potential cash award, target	10.3
Non-executive key employee incentive plan, potential cash award, exceed target	$ 15.4
Percentage of continued employment	50.00%
Retention Bonus
Employee Benefit Plans [Abstract]
Retention payments					$ 3.2	$ 3.1
Deferred Bonus
Employee Benefit Plans [Abstract]
Retention payments	$ 8.4	$ 6.7	$ 9.2	$ 3.5